Debt instruments (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 30, 2021	Apr. 21, 2021	Feb. 15, 2017	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Amount due for settlement within 12 months				$ 10,888	$ 10,937
Amount due for settlement after 12 months				346,620	344,014
Total debt instruments				357,508	354,951
Senior Notes due 2022
Debt Instruments
Principal amount			$ 350,000	350,000	350,000
Unamortised issuance costs				(3,380)	(5,986)
Accrued coupon interest				10,888	10,937
Issuance costs			$ 12,116
Amount due for settlement within 12 months				10,888	10,937
Amount due for settlement after 12 months				346,620	344,014
Total debt instruments				$ 357,508	354,951
Fixed Interest Rate			9.375%
Redemption price of notes			109.375%
Redemption price of notes at change of control			101.00%	101.00%
Fair value of notes				$ 268,538	$ 219,118
Senior Notes due 2022 issued by Ferroglobe PLC
Debt Instruments
Principal amount			$ 150,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc
Debt Instruments
Principal amount			$ 200,000
Maximum | Senior Notes due 2022
Debt Instruments
Potential redemption of notes as a percentage of aggregate principal amount			35.00%
Grupo Villar Mir, S.A.U.
Debt Instruments
Ownership interest as a percentage			53.90%	54.00%
Agreement in Principle on the Terms of Financing Proposal
Debt Instruments
Percentage of noteholders entered into lock up agreement	96.00%	95.92%